Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	5 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]
Cash flows from operating activities
Net income (loss)	$ (54)	$ 8,945	$ (295,957)	$ (98,743)		$ (258,117)		$ (175,431)	[1]	$ (53,560)	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Income from equity investment	0	(10,169)
Depreciation			29,040	28,658		57,486		57,498	[1]	57,883	[1]
Use of restricted cash and cash equivalents for certain operating activities			64,705	35,070		213,893		78,714	[1]	0	[1]
Release of (investment in) restricted cash and cash equivalents						(42,548)		(3,654)	[1]	0	[1]
Non-cash LNG inventory write-downs			14,978	13,599		26,900		9,393	[1]	392	[1]
Non-cash LNG inventory—-affiliate write-downs						0		11,025	[1]	10,600	[1]
Amortization of debt issuance costs and discount			5,639	4,919
Amortization of debt discount						7,620		4,695	[1]	4,695	[1]
Amortization of debt issuance costs						7,328		4,362	[1]	4,382	[1]
Total (gains) losses on derivatives, net			94,859	(77,767)		(83,717)		(619)	[1]	(195)	[1]
Net cash from settlement of derivative instruments			(17,520)	(222)
Loss on early extinguishment of debt			(114,335)	(80,510)		(131,576)		(42,587)	[1]	0	[1]
Loss on early extinguishment of debt								1,470	[1]
Other			139	0		0		3,496	[1]	0	[1]
Changes in operating assets and liabilities:
Other non-current assets	(10)
Accounts and interest receivable		47	(31)	(23,879)
Accounts receivable—affiliate	(70)	70	173	(1,409)		(1,083)		(1,690)	[1]	337	[1]
Accrued liabilities		(21)
Accrued liabilities—affiliate		(37)
Accounts payable and accrued liabilities	95		1,025	2,523		(2,384)		2,214	[1]	(1,148)	[1]
Due to affiliates	39		5,875	31,197		26,091		2,425	[1]	(1,789)	[1]
Deferred revenue			(1,955)	(1,955)		(3,947)		(4,089)	[1]	(3,964)	[1]
Advances to affiliate			12,838	(3,027)		(9,281)		(4,764)	[1]	2,851	[1]
LNG inventory			(14,445)	(16,147)		(30,863)		(11,545)	[1]	347	[1]
LNG inventory—affiliate			0	3,837		0		(11,076)	[1]	(14,969)	[1]
Other		(62)	(6,613)	(1,849)		(7,668)		(165)	[1]	978	[1]
Other—affiliate			(151)	0		4,378		0	[1]	0	[1]
Net cash provided by (used in) operating activities	0	(1,227)	6,934	(24,685)		35,664		(37,741)	[1]	6,840	[1]
Cash flows from investing activities
Distributions from equity investment		10,169
Property, plant and equipment, net			(1,305,506)	(1,271,830)		(3,120,643)		(1,118,787)	[1]	(7,394)	[1]
Use of restricted cash and cash equivalents for the acquisition of property, plant and equipment			1,302,039	1,266,347		3,119,632		1,114,742	[1]	0	[1]
Purchase of Creole Trail Pipeline Business, net			0	(313,892)		(313,892)		0	[1]	0	[1]
Advances under long-term contracts						(13,897)		(740)	[1]	(1,054)	[1]
Other			2,495	(2,990)
Net cash used in investing activities	0		(972)	(322,365)		(328,800)		(4,785)	[1]	(8,448)	[1]
Cash flows from financing activities
Dividends paid to shareholders		(8,341)
Proceeds from sale of common shares	720,000
Offering expenses and fees	(54,999)
Proceeds from issuances of long-term debt, net of debt issuance costs			2,584,500	3,504,478		4,504,478		520,000	[1]	0	[1]
Repurchases and prepayments of long-term debt						(100,000)		(550,000)	[1]	0	[1]
Proceeds from sale of partnership common and general partner units, net			0	375,917		375,897		250,022	[1]	70,157	[1]
Proceeds from sale of Class B units, net						0		1,887,342	[1]	0	[1]
Contributions to Creole Trail Pipeline Business from Cheniere, net			0	20,705		20,896		11,857	[1]	7,666	[1]
Investment in restricted cash and cash equivalents			(2,321,253)	(3,247,277)		(4,173,959)		(1,458,619)	[1]	0	[1]
Debt issuance and deferred financing costs			(85,197)	(228,882)		(311,050)		(222,378)	[1]	0	[1]
Repayments of long-term debt			(177,000)	(100,000)
Distribution to owners	(392,971)		(49,508)	(41,879)		(91,386)		(57,821)	[1]	(48,149)	[1]
Repayment of affiliate debt	(272,030)
Other			(1,049)	0
Net cash provided by (used in) financing activities	0		(49,507)	283,062		224,876		380,403	[1]	29,674	[1]
Net increase (decrease) in cash and cash equivalents	0	601	(43,545)	(63,988)		(68,260)		337,877	[1]	28,066	[1]
Cash and cash equivalents—beginning of period	0	0	351,032	419,292	[1]	419,292	[1]	81,415	[1]	53,349	[1]
Cash and cash equivalents—end of period	$ 0	$ 601	$ 307,487	$ 355,304		$ 351,032		$ 419,292	[1]	$ 81,415	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.